CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net loss	¥ (193,078)	¥ (229,779)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	5,609	66,872
Comprehensive loss	¥ (187,469)	¥ (162,907)